Quarterly Financial Information (Unaudited) (Details) - Schedule of quarterly financial information of operations and comprehensive loss - USD ($)	2 Months Ended	5 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Statement of Operations and Comprehensive Loss
Loss from operations	$ (63,748)	$ (1,332,873)
Other (expense) income:
Change in fair value of warrant liabilities
Financing costs - derivative warrant liabilities
Total other (expense) income
Net loss	$ (63,748)	(1,284,331)
Basic and Diluted weighted-average Class B ordinary shares outstanding (in Shares)	7,066,920
Basic and Diluted net loss per Class B share (in Dollars per share)	$ (0.01)
Restatement Adjustment [Member]
Statement of Operations and Comprehensive Loss
Loss from operations
Other (expense) income:
Change in fair value of warrant liabilities	1,209,100	31,750,900
Financing costs - derivative warrant liabilities	(672,711)	672,711
Total other (expense) income	536,389
Net loss	$ 536,389	(32,423,611)
Basic and Diluted weighted-average Class B ordinary shares outstanding (in Shares)
Basic and Diluted net loss per Class B share (in Dollars per share)
As Restated [Member]
Statement of Operations and Comprehensive Loss
Loss from operations	$ (63,748)	(1,332,873)
Other (expense) income:
Change in fair value of warrant liabilities	1,209,100	31,750,900
Financing costs - derivative warrant liabilities	(672,711)	672,711
Total other (expense) income	536,389
Net loss	$ 472,641	$ (33,707,942)
Basic and Diluted weighted-average Class B ordinary shares outstanding (in Shares)	7,275,953
Basic and Diluted net loss per Class B share (in Dollars per share)	$ 0.06